Other Income and Other Expense (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement
The following is a detail of the major income classifications that are included in other income under non-interest
income on the income statement for the year ended December 31:

Other Income	2020	2019	2018

BOLI Insurance	$506	$471	$495
Mortgage Loan Origination Income	1,310	320	363
Other Income	857	1,224	290

Total Other Income	$2,673	$2,015	$1,148

Major Expense Classifications Comprising of Other Expense Line Item in Income Statement
The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the years ended December 31:

Other Operating Expense	2020	2019	2018

Advertising	$642	$551	$640
Office Supplies	1,171	973	975
Professional fees	1,027	1,668	561
FDIC and State Assessment	669	274	350
Telephone Expense	578	501	520
Postage and Freight	548	(49)	567
Loan Collection Expense	236	286	288
Other Losses	291	73	243
Debit Card/ATM expense	612	551	471
Travel and Convention	129	200	207
Other expenses	2,687	2,402	2,582

Total Other Expense	$8,590	$7,430	$7,404